RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Asset Management	$ (15)	$ (15)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	74	102
Deposit and promissory note from Brookfield Asset Management	(730)	0
Affiliated entities
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(69)	(81)
Receivables and other assets	57	17
Loans and notes payable and other liabilities	(296)	(196)
Preferred shares held by Brookfield Asset Management	$ (15)	$ (15)